Share Based Payments (Details) - Schedule of illustrates the number and movements in unlisted options during the period	6 Months Ended
	Dec. 31, 2022 USD ($)
Schedule of illustrates the number and movements in unlisted options during the period [Abstract]
At 1 July 2022	$ 82,995,314
Options exercised during the period	(2,027)
Options issued to management and directors during the period	5,000,000	[1]
Options issued to advisors during the period	9,000,000	[2]
Other options issued during the period	63,414,635	[3]
Outstanding at the end of the period	$ 160,407,922

[1]	As part of Mr Robert Clark’s appointment to the board and remuneration he was issued 5,000,000 options.
[2]	On 4 August 2022, the Company issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the companies in November 2021. The options were issued as the transaction between the Company and APIRx was deemed complete on 04 August 2022.
[3]	On 5 December 2022, the Company issued 63,414,635 free attaching options as part of the $13m institutional share placement agreement. These options are not share based payments however are included in the table above to provide an accurate representation of the options outstanding at the end of the period.